Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net actuarial (loss) gain	$ 74,853	$ 135,492	$ 9,058
Prior service cost	2,423
Less: amount recognized in regulatory assets	476,720	415,309
Recognized in AOCI	52,470	44,429
Defined Benefit Plans [Member]
Net actuarial (loss) gain	(423,662)	(374,406)
Prior service cost	(2,423)
Net transition obligation		(867)
Less: amount recognized in regulatory assets	373,615	330,844
Recognized in AOCI	$ (52,470)	$ (44,429)